FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /     /    (a)
         or fiscal year ending:         12/31/10(b)

Is this a transition report? (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)    N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.    Registrant Name: Jefferson National Life Annuity Account H

      B.    File Number: 811-09693

      C.    Telephone Number: 502-587-7626

2.    A.    Street: 9920 Corporate Campus Drive, Suite 1000

      B.    City: Louisville C. State: KY D. Zip Code: 40223 Zip Ext:

      E.    Foreign Country: Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N) N

4.    Is this the last filing on this form by Registrant? (Y/N) N

5.    Is Registrant a small business investment company (SBIC)? (Y/N) N
      [If   answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N) Y
      [If   answer is "Y" (Yes) complete only items 111 through 132.]

7.    A. Is Registrant a series or multiple portfolio company? (Y/N) N
      [If   answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period? _____

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For period ending 12/31/10

File number 811-09693

UNIT INVESTMENT TRUSTS

111.  A.    [/]   Depositor Name:_______________________________________________

      B.    [_]   File Number (If any): ________________________________________

      C.    [/]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____

111.  A.    [_]   Depositor Name: ______________________________________________

      B.    [_]   File Number (If any):

      C.    [_]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____

112.  A.    [/]   Sponsor Name: ________________________________________________

      B.    [_]   File Number (If any):

      C.    [/]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____

112.  A.    [_]   Sponsor Name: ________________________________________________

      B.    [_]   File Number (If any):

      C.    [_]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____

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For period ending 12/31/10

File number 811-09693

113.  A.    [/]   Trustee Name: ________________________________________________

      B.    [/]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [/]   Foreign Country: __________________ Foreign Postal Code: _____

113.  A.    [/]   Trustee Name: ________________________________________________

      B.    [/]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [/]   Foreign Country: __________________ Foreign Postal Code: _____

114.  A.    [/]   Principal Underwriter Name: Jefferson National
                                              Securities Corporation

      B.    [/]   File Number 8-_________

      C.    [/]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [/]   Foreign Country: __________________ Foreign Postal Code: _____

114.  A.    [_]   Principal Underwriter Name: __________________________________

      B.    [_]   File Number 8-______

      C.    [_]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____

115.  A.    [/]   Independent Public Accountant Name:  BDO USA, LLP

      B.    [/]   City: New York State: NY Zip Code: 10017 Zip Ext.:

115.  A.    [/]   Independent Public Accountant Name: __________________________

      B.    [/]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [/]   Foreign Country: __________________ Foreign Postal Code: _____

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For period ending 12/31/10

File number 811-09693

116. Family of investment companies information:

      A.    [/]   Is Registrant part of a family of investment companies?
                  (Y/N) _______                                             ____
                                                                            Y/N

      B.    [/]   Identify the family in 10 letters: ___________________________
                  (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.    [/]   Is Registrant a separate account of an insurance company?
                  (Y/N) _______                                             ____
                                                                            Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B.    [/]   Variable annuity contracts? (Y/N) _______                 ____
                                                                            Y/N

      C.    [/]   Scheduled premium variable life contracts? (Y/N) ____     ____
                                                                            Y/N

      D.    [/]   Flexible premium variable life contracts? (Y/N) _____     ____
                                                                            Y/N

      E.    [/]   Other types of insurance products registered under the
                  Securities Act of 1933? (Y/N) _______                     ____
                                                                            Y/N

118.  [/]   State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
            ______________________________                                  ____

119.  [/]   State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
            _________________________                                       ____

120.  [/]   State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
            ___________________________                                   $ ____

121.  [/]   State the number of series for which a current prospectus was in
            existence at the end of the period _________________________    ____

122.  [/]   State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
            period _____________________                                    ____

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For period ending 12/31/10

File number 811-09693

123.  [/]   State the total value of the additional units considered in answering item 122 ($000's omitted)
            _____________________________________________               $ ______

124.  [/]   State the total value of units of prior series that were
            placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)
            ________________________                                    $ ______

125.  [/]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
            ___________________________________                         $ ______

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
            series.) ($000's omitted) ______                            $ ______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                    Number of   Total Assets    Total Income
                                                                     Series       ($000's       Distributions
                                                                    Investing     omitted)     ($000's omitted)
                                                                    ---------     --------     ----------------
A. U.S. Treasury direct issue                                       ________     $ ________      $ ________

B. U.S. Government agency                                           ________     $ ________      $ ________

C. State and municipal tax-free                                     ________     $ ________      $ ________

D. Public utility debt                                              ________     $ ________      $ ________

E. Brokers or dealers debt or debt of brokers' or dealers' parent   ________     $ ________      $ ________

F. All other corporate intermed. & long-term debt                   ________     $ ________      $ ________

G. All other corporate short-term debt                              ________     $ ________      $ ________

H. Equity securities of brokers or dealers or parents of brokers    ________     $ ________      $ ________
   or dealers

I. Investment company equity securities                             ________     $ ________      $ ________

J. All other equity securities                                      ________     $ ________      $ ________

K. Other securities                                                 ________     $ ________      $ ________

L. Total assets of all series of registrant                         ________     $ _______       $ ________

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For period ending 12/31/10

File number 811-09693

128.  [/]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than
            the issuer? (Y/N) _______                                       ____

            [If answer is "N" (No), go to item 131.]                         Y/N

129.  [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
            current period? (Y/N) _______                                   ____

            [If answer is "N" (No), go to item 131.]                         Y/N

130.  [/]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived
            from insurance or guarantees? (Y/N) _______                     ____
                                                                             Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
            ________________________________________                      $ ____

132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Louisville State of: Kentucky Date: _____________________

(Name of Registrant, Depositor, or Trustee): Jefferson National Life Insurance Company

By: /s/ Laurence Greenberg             Witness: /s/ Craig A. Hawley
    ----------------------                      -------------------
    (Name and Title) Laurence Greenberg         (Name and Title) Craig A. Hawley
                     CEO & President                             General Counsel
                                                                 & Secretary